MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [line items]
Percentage of held ownership interest interest	100.00%
Joint association agreement [member]
Disclosure of subsidiaries [line items]
Percentage of held ownership interest interest	45.00%
Corporacion Minerade Bolivia [member]
Disclosure of subsidiaries [line items]
Percentage of held ownership interest interest	55.00%